SEPARATE ACCOUNT ASSETS AND LIABILITIES - Change of Company's Separate Account Assets And Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Balance, beginning of year	$ 0
Balance, end of year	1,045	$ 0
Separate Account
Condensed Financial Statements, Captions [Line Items]
Balance, beginning of year	0	0
Acquisition from business combination	1,123	0
Policyholder deposits	44	0
Net investment income	32	0
Net realized capital gains on investments	(72)	0
Policyholder benefits and withdrawals	(66)	0
Net transfer to or from separate account	(10)	0
Policy charges	(6)	0
Total changes	1,045	0
Balance, end of year	$ 1,045	$ 0